Bank Loans (Details) - Schedule of outstanding balances of bank loans - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Outstanding Balances Of Bank Loans Abstract
Loan from Bank of Shanghai Pudong Development	$ 7,040,738	$ 4,425,504
Loan from China Merchants Bank	5,931,331
Loan from Bank of Communication	1,492,961	3,097,605
Loans from Development Bank of Singapore	9,333	23,374
Total bank loans	14,474,363	7,546,483
Less: Non-current portion		(9,644)
Short -term bank loans and long-term bank loans – current portion	$ 14,474,363	$ 7,536,839